Voya Index Solution 2070 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2070 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,767
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,199
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,487
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	$ 1,656